AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 10.8%
	AGL Core CLO Ltd.
$1,500,000	Series 2019-2A, Class B, 4.61% (3-Month USD Libor+190 basis points), 4/20/2032[1,2,3]	$1,442,537
950,000	Series 2020-8A, Class BR, 4.11% (3-Month USD Libor+140 basis points), 10/20/2032[1,2,3]	907,515
375,000	Series 2020-4A, Class XR, 3.36% (3-Month USD Libor+65 basis points), 4/20/2033[1,2,3]	374,150
1,000,000	Apidos CLO Series 2020-34A, Class B1R, 4.36% (3-Month USD Libor+165 basis points), 1/20/2035[1,2,3]	938,435
	Ares CLO Ltd.
2,000,000	Series 2016-39A, Class A2R2, 4.14% (3-Month USD Libor+140 basis points), 4/18/2031[1,2,3]	1,958,987
100,000	Series 2019-54A, Class X, 3.11% (3-Month USD Libor+60 basis points), 10/15/2032[1,2,3]	99,969
2,142,857	Series 2020-58A, Class XR, 3.08% (3-Month Term SOFR+75 basis points), 1/15/2035[1,2,3]	2,133,798
	Atalaya Equipment Leasing Trust
686,261	Series 2021-1A, Class A2, 1.23%, 5/15/2026[1,3]	666,605
234,800	Series 2021-1A, Class B, 2.08%, 2/15/2027[1,3]	219,037
2,000,000	Bain Capital Credit CLO Ltd. Series 2020-2A, Class XR, 3.44% (3-Month USD Libor+70 basis points), 7/19/2034[1,2,3]	1,994,046
1,268,000	Balboa Bay Loan Funding Ltd. Series 2020-1A, Class BR, 4.36% (3-Month USD Libor+165 basis points), 1/20/2032[1,2,3]	1,212,116
1,750,000	BlueMountain CLO Ltd. Series 2018-23A, Class A2, 4.16% (3-Month USD Libor+145 basis points), 10/20/2031[1,2,3]	1,693,478
372,578	CARS-DB4 LP Series 2020-1A, Class A4, 3.19%, 2/15/2050[1,3]	347,166
600,000	CBAM Ltd. Series 2018-6A, Class B1R, 4.69% (3-Month Term SOFR+236 basis points), 1/15/2031[1,2,3]	586,338
	Commonbond Student Loan Trust
12,651	Series 2016-B, Class B, 4.00%, 10/25/2040[1,3]	12,540
439,494	Series 2018-CGS, Class A1, 3.87%, 2/25/2046[1,3]	421,820
2,000,000	Continental Finance Credit Card ABS Master Trust Series 2021-A, Class A, 2.55%, 12/17/2029[3]	1,839,096
25,586	CPS Auto Receivables Trust Series 2020-A, Class C, 2.54%, 12/15/2025[1,3]	25,566
127,909	CPS Auto Receivables Trust Series 2020-C, Class C, 1.71%, 8/17/2026[1,3]	127,027
885,000	Credit Acceptance Auto Loan Trust Series 2019-3A, Class C, 3.06%, 3/15/2029[1,3]	875,417
1,500,000	Crown City CLO Series 2021-1A, Class X, 3.46% (3-Month USD Libor+75 basis points), 7/20/2034[1,2,3]	1,493,383

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$2,500,000	Discover Card Execution Note Trust Series 2018-A2, Class A2, 3.15% (1-Month USD Libor+33 basis points), 8/15/2025[1,2]	$2,499,710
903,000	Drive Auto Receivables Trust Series 2021-1, Class C, 1.02%, 6/15/2027[1]	874,575
700,000	Dryden CLO Ltd. Series 2019-72A, Class XR, 3.81% (3-Month USD Libor+90 basis points), 5/15/2032[1,2,3]	696,915
1,500,000	Eaton Vance CLO Ltd. Series 2020-1A, Class BR, 4.16% (3-Month USD Libor+165 basis points), 10/15/2034[1,2,3]	1,419,619
	Exeter Automobile Receivables Trust
629,014	Series 2019-2A, Class D, 3.71%, 3/17/2025[1,3]	624,186
447,863	Series 2020-3A, Class C, 1.32%, 7/15/2025[1]	442,194
840,000	Series 2020-3A, Class D, 1.73%, 7/15/2026[1]	812,151
1,575,000	FirstKey Homes Trust Series 2020-SFR1, Class F2, 4.28%, 8/17/2037[3]	1,406,670
338,936	Flagship Credit Auto Trust Series 2019-4, Class B, 2.53%, 11/17/2025[1,3]	338,555
274,760	HERO Funding Trust Series 2015-2A, Class A, 3.99%, 9/20/2040[1,3]	269,292
1,000,000	JFIN CLO Ltd. Series 2015-2A, Class BR, 4.14% (3-Month USD Libor+140 basis points), 10/17/2026[1,2,3]	995,288
131,110	Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026[1,3]	126,641
1,500,000	Mariner CLO LLC Series 2016-3A, Class BR2, 4.28% (3-Month USD Libor+150 basis points), 7/23/2029[1,2,3]	1,459,394
838,313	NADG NNN Operating LP Series 2019-1, Class A, 3.37%, 12/28/2049[1,3]	781,691
2,000,000	Navient Private Education Refi Loan Trust Series 2019-CA, Class B, 3.67%, 2/15/2068[1,3]	1,796,264
670,968	NewRez Warehouse Securitization Trust Series 2021-1, Class D, 4.48% (1-Month USD Libor+140 basis points), 5/25/2055[1,2,3]	654,630
800,000	Oaktree CLO Ltd. Series 2019-3A, Class BR, 4.46% (3-Month USD Libor+175 basis points), 10/20/2034[1,2,3]	752,808
	Park Avenue Institutional Advisers CLO Ltd.
1,000,000	Series 2019-1A, Class A2A, 4.91% (3-Month USD Libor+200 basis points), 5/15/2032[1,2,3]	975,533
2,000,000	Series 2019-2A, Class A2R, 4.21% (3-Month USD Libor+170 basis points), 10/15/2034[1,2,3]	1,891,770
1,500,000	Race Point CLO Ltd. Series 2015-9A, Class A2R2, 3.96% (3-Month USD Libor+145 basis points), 10/15/2030[1,2,3]	1,421,549

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$1,000,000	Regatta Funding Ltd. Series 2018-4A, Class A2, 4.63% (3-Month USD Libor+185 basis points), 10/25/2031[1,2,3]	$958,181
	Santander Consumer Auto Receivables Trust
90,119	Series 2021-CA, Class B, 1.44%, 4/17/2028[1,3]	89,812
486,147	Series 2021-BA, Class B, 1.45%, 10/16/2028[1,3]	477,081
1,000,000	Santander Drive Auto Receivables Trust Series 2020-3, Class D, 1.64%, 11/16/2026[1]	968,038
	Signal Peak CLO Ltd
1,155,133	Series 2015-1A, Class AR2, 3.69% (3-Month USD Libor+98 basis points), 4/20/2029[1,2,3]	1,142,500
1,000,000	Series 2019-1A, Class B, 4.78% (3-Month USD Libor+200 basis points), 4/30/2032[1,2,3]	964,414
	SoFi Professional Loan Program LLC
500,000	Series 2017-D, Class BFX, 3.61%, 9/25/2040[1,3]	479,237
34,908	Series 2017-E, Class A2B, 2.72%, 11/26/2040[1,3]	34,550
550,000	Series 2018-A, Class B, 3.61%, 2/25/2042[1,3]	520,865
1,174,388	Store Master Funding Series 2018-1A, Class A2, 4.29%, 10/20/2048[1,3]	1,109,386
1,833,332	TICP CLO Ltd. Series 2018-12A, Class X, 3.16% (3-Month USD Libor+65 basis points), 7/15/2034[1,2,3]	1,825,876
2,000,000	Tricon American Homes Trust Series 2018-SFR1, Class F, 4.96%, 5/17/2037[3]	1,881,034
1,500,000	Venture 36 CLO Ltd. Series 2019-36A, Class A2R, 4.11% (3-Month USD Libor+140 basis points), 4/20/2032[1,2,3]	1,442,525
	Vibrant CLO Ltd.
1,100,000	Series 2017-6A, Class BR, 5.16% (3-Month USD Libor+163 basis points), 6/20/2029[1,2,3]	1,079,804
2,000,000	Series 2019-11A, Class A2R, 4.41% (3-Month USD Libor+170 basis points), 7/20/2032[1,2,3]	1,897,964
	Voya CLO Ltd.
1,000,000	Series 2016-2A, Class A2R, 4.49% (3-Month USD Libor+175 basis points), 7/19/2028[1,2,3]	981,816
1,300,000	Series 2018-4A, Class A2AR, 3.91% (3-Month USD Libor+140 basis points), 1/15/2032[1,2,3]	1,251,887
	Westlake Automobile Receivables Trust
79,240	Series 2019-1A, Class D, 3.67%, 3/15/2024[1,3]	79,223
795,000	Series 2019-3A, Class D, 2.72%, 11/15/2024[1,3]	790,165
646,481	Series 2019-2A, Class D, 3.20%, 11/15/2024[1,3]	645,214
300,000	Series 2020-1A, Class D, 2.80%, 6/16/2025[1,3]	294,532
867,000	Series 2021-1A, Class C, 0.95%, 3/16/2026[1,3]	831,157
1,274,000	Series 2021-2A, Class E, 2.38%, 3/15/2027[1,3]	1,150,971
1,830,000	Series 2021-3A, Class E, 3.42%, 4/15/2027[1,3]	1,617,667
	TOTAL ASSET-BACKED SECURITIES
	(Cost $65,040,631)	62,122,360

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Principal Amount		Value
	BANK LOANS — 5.2%
$1,075,000	AAdvantage Loyalty IP Ltd. 7.46% (1-Month USD Libor+475 basis points), 4/20/2028[1,2,4,5,6,7]	$1,044,363
346,500	Alliant Holdings Intermediate LLC 5.88% (1-Month USD Libor+350 basis points), 11/12/2027[1,2,5]	329,175
983,166	Aramark Services, Inc. 4.87% (1-Month USD Libor+175 basis points), 3/11/2025[1,2,5]	954,900
752,589	Avantor Funding, Inc. 4.77% (1-Month USD Libor+225 basis points), 11/6/2027[1,2,5]	734,598
340,309	Avolon TLB Borrower 1 U.S. LLC 4.76% (3-Month USD Libor+200 basis points), 1/15/2025[1,2,5]	333,042
977,968	Axalta Coating Systems U.S. Holdings, Inc. 5.43% (3-Month USD Libor+175 basis points), 6/1/2024[1,2,5]	965,132
1,356,857	Charter Communications Operating LLC 4.28% (1-Month USD Libor+175 basis points), 4/30/2025[1,2,5]	1,336,015
1,742,890	CSC Holdings LLC 5.07% (1-Month Term SOFR+225 basis points), 7/17/2025[1,2,5]	1,667,736
199,664	DT Midstream, Inc. 3.69% (1-Month USD Libor+200 basis points), 6/10/2028[1,2,5]	200,073
920,136	Elanco Animal Health, Inc. 4.31% (1-Month USD Libor+175 basis points), 8/1/2027[1,2,5]	876,913
1,325,130	Energizer Holdings, Inc. 5.31% (1-Month USD Libor+225 basis points), 12/22/2027[1,2,5]	1,270,468
1,234,375	HCA, Inc. 4.27% (1-Month USD Libor+175 basis points), 6/30/2028[1,2,5]	1,233,992
1,501,163	Hilton Worldwide Finance LLC 4.84% (1-Month USD Libor+175 basis points), 6/21/2026[1,2,5]	1,453,937
692,282	ICON Luxembourg Sarl 4.56% (1-Month USD Libor+250 basis points), 7/1/2028[1,2,5,7]	678,221
1,106,023	Level 3 Financing, Inc. 4.27% (1-Month USD Libor+175 basis points), 3/1/2027[1,2,5]	1,053,227
1,473,503	LPL Holdings, Inc. 4.31% (1-Month USD Libor+175 basis points), 11/12/2026[1,2,5]	1,448,940
907,440	Medline Borrower LP 3.75% (1-Month USD Libor+325 basis points), 10/21/2028[1,2,5]	836,120
1,213,150	Mileage Plus Holdings LLC 8.78% (1-Month USD Libor+525 basis points), 6/20/2027[1,2,5]	1,221,600
1,512,905	New Red Finance, Inc. 4.87% (1-Month USD Libor+175 basis points), 11/19/2026[1,2,5,7]	1,450,362
1,150,376	ON Semiconductor Corp. 5.12% (1-Month USD Libor+200 basis points), 9/19/2026[1,2,5]	1,148,817
951,390	PetSmart LLC 6.87% (1-Month USD Libor+375 basis points), 2/12/2028[1,2,5]	903,625
172,482	PRA Health Sciences, Inc. 4.56% (1-Month USD Libor+250 basis points), 7/1/2028[1,2,5]	168,979
1,279,704	SBA Senior Finance II LLC 4.87% (1-Month USD Libor+175 basis points), 4/11/2025[1,2,5]	1,247,711
1,927,000	SkyMiles IP Ltd. 6.46% (3-Month USD Libor+375 basis points), 10/20/2027[1,2,5,7]	1,937,387

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$611,434	Spirit AeroSystems, Inc. 6.27% (1-Month USD Libor+375 basis points), 1/15/2025[1,2,5]	$606,656
1,311,600	SS&C Technologies, Inc. 4.87% (1-Month USD Libor+175 basis points), 4/16/2025[1,2,5]	1,277,637
408,860	Telesat LLC 5.87% (1-Month USD Libor+275 basis points), 12/6/2026[1,2,5]	222,062
483,788	TransDigm, Inc. 5.93% (1-Month USD Libor+225 basis points), 12/9/2025[1,2]	464,693
566,861	United Airlines, Inc. 6.53% (1-Month USD Libor+375 basis points), 4/21/2028[1,2,5]	543,438
998,000	Virgin Media Bristol LLC 4.89% (1-Month USD Libor+250 basis points), 1/31/2028[1,2,5]	954,891
1,165,184	Vistra Operations Co. LLC 0.00% (1-Month USD Libor+175 basis points), 12/31/2025[1,2,5]	1,128,044
	TOTAL BANK LOANS
	(Cost $30,689,116)	29,692,754
	COLLATERALIZED MORTGAGE OBLIGATIONS — 5.3%
	Angel Oak Mortgage Trust
435,435	Series 2019-5, Class A3, 2.92%, 10/25/2049[1,3,8]	415,887
2,000,000	Series 2020-R1, Class B1, 3.67%, 4/25/2053[1,3,8]	1,825,642
201,746	Series 2019-6, Class A3, 2.93%, 11/25/2059[1,3,8]	195,604
301,991	Series 2020-1, Class A3, 2.77%, 12/25/2059[1,3,8]	283,188
1,332,800	Series 2020-3, Class B2, 5.38%, 4/25/2065[1,3,8]	1,171,888
576,841	Series 2020-5, Class A3, 2.04%, 5/25/2065[1,3,8]	515,387
724,446	Series 2020-4, Class M1, 3.80%, 6/25/2065[1,3,8]	642,800
1,290,192	Arroyo Mortgage Trust Series 2019-2, Class M1, 4.76%, 4/25/2049[1,3,8]	1,108,715
	BRAVO Residential Funding Trust
418,868	Series 2021-NQM2, Class A2, 1.28%, 3/25/2060[1,3,8]	396,559
1,286,842	Series 2021-NQM3, Class B1, 3.91%, 4/25/2060[1,3,8]	1,120,917
	Citigroup Mortgage Loan Trust, Inc.
802,772	Series 2015-RP2, Class B4, 4.25%, 1/25/2053[1,3]	753,264
134,629	Series 2018-RP1, Class A1, 3.00%, 9/25/2064[1,3,8]	130,658
1,525,264	COLT Mortgage Loan Trust Series 2021-4, Class A3, 1.65%, 10/25/2066[1,3,8]	1,242,463
995,053	CSMC Trust Series 2019-AFC1, Class M1, 3.06%, 7/25/2049[1,3,8]	835,330
	Deephaven Residential Mortgage Trust
1,094,360	Series 2021-3, Class A1, 1.19%, 8/25/2066[1,3,8]	906,865
1,082,849	Series 2021-3, Class A3, 1.55%, 8/25/2066[1,3,8]	889,298
551,949	Series 2021-4, Class A3, 2.24%, 11/25/2066[1,3,8]	477,707
944,979	Series 2022-1, Class A1, 2.21%, 1/25/2067[1,3,8]	833,043
	Ellington Financial Mortgage Trust
1,918,667	Series 2020-1, Class A2, 3.15%, 5/25/2065[1,3,8]	1,830,180
159,741	Series 2020-2, Class A2, 1.49%, 10/25/2065[1,3,8]	146,814
380,948	Series 2021-1, Class A3, 1.11%, 2/25/2066[1,3,8]	318,834

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$256,458	FWD Securitization Trust Series 2020-INV1, Class A1, 2.24%, 1/25/2050[1,3,8]	$234,881
1,370,832	GCAT Trust Series 2021-NQM5, Class A2, 1.42%, 7/25/2066[1,3,8]	1,090,223
1,275,000	Mill City Mortgage Trust Series 2015-1, Class B1, 3.65%, 6/25/2056[1,3,8]	1,198,175
	New Residential Mortgage Loan Trust
118,937	Series 2020-NQM1, Class A2, 2.72%, 1/26/2060[1,3,8]	107,822
237,875	Series 2020-NQM1, Class A3, 2.77%, 1/26/2060[1,3,8]	214,712
1,717,199	NLT Trust Series 2021-INV2, Class A3, 1.52%, 8/25/2056[1,3,8]	1,435,020
	Residential Mortgage Loan Trust
83,646	Series 2019-2, Class A3, 3.22%, 5/25/2059[1,3,8]	82,106
160,683	Series 2019-3, Class A3, 3.04%, 9/25/2059[1,3,8]	155,892
2,400,615	Series 2020-2, Class A3, 2.91%, 5/25/2060[1,3,8]	2,329,708
833,333	Series 2020-2, Class M1, 3.56%, 5/25/2060[1,3,8]	807,604
228,253	Series 2021-1R, Class A3, 1.20%, 1/25/2065[1,3,8]	217,302
	SG Residential Mortgage Trust
290,808	Series 2019-3, Class A2, 2.88%, 9/25/2059[1,3,8]	284,153
300,992	Series 2019-3, Class A3, 3.08%, 9/25/2059[1,3,8]	294,188
1,153,554	Series 2021-1, Class A3, 1.56%, 7/25/2061[1,3,8]	946,192
1,418,858	Series 2020-2, Class M1, 3.19%, 5/25/2065[1,3,8]	1,166,066
1,200,000	Series 2020-2, Class B1, 4.25%, 5/25/2065[1,3,8]	975,713
	Spruce Hill Mortgage Loan Trust
58,839	Series 2020-SH1, Class A1, 2.52%, 1/28/2050[1,3,8]	58,201
142,285	Series 2020-SH1, Class A3, 2.83%, 1/28/2050[1,3,8]	140,667
	Starwood Mortgage Residential Trust
989,898	Series 2021-4, Class A1, 1.16%, 8/25/2056[1,3,8]	839,748
517,336	Series 2021-4, Class A3, 1.58%, 8/25/2056[1,3,8]	438,614
648,263	Series 2021-1, Class A1, 1.22%, 5/25/2065[1,3,8]	602,141
989,362	TRK Trust Series 2021-INV1, Class A3, 1.56%, 7/25/2056[1,3,8]	847,540
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $34,926,513)	30,507,711
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.2%
9,000,000	BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class XB, 0.23%, 4/14/2033[1,3,8,9]	26,757
900,000	BB-UBS Trust Series 2012-SHOW, Class E, 4.16%, 11/5/2036[1,3,8]	793,695
1,500,000	BFLD Trust Series 2020-EYP, Class D, 5.77% (1-Month USD Libor+295 basis points), 10/15/2035[2,3]	1,413,499
	BX Trust
1,500,000	Series 2021-LGCY, Class F, 4.77% (1-Month USD Libor+195 basis points), 10/15/2023[2,3]	1,338,491

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$1,000,000	Series 2021-MFM1, Class D, 4.32% (1-Month USD Libor+150 basis points), 1/15/2034[2,3]	$937,328
401,744	Series 2019-RP, Class A, 3.86% (1-Month USD Libor+105 basis points), 6/15/2034[1,2,3]	394,936
1,200,000	Series 2021-LBA, Class FJV, 5.22% (1-Month USD Libor+240 basis points), 2/15/2036[2,3]	1,064,176
1,200,000	Series 2021-LBA, Class FV, 5.22% (1-Month USD Libor+240 basis points), 2/15/2036[2,3]	1,064,176
800,000	Series 2021-VOLT, Class F, 5.22% (1-Month USD Libor+240 basis points), 9/15/2036[2,3]	735,504
1,700,000	Series 2019-XL, Class G, 5.12% (1-Month USD Libor+230 basis points), 10/15/2036[2,3]	1,627,662
1,500,000	Series 2021-PAC, Class F, 5.21% (1-Month USD Libor+240 basis points), 10/15/2036[2,3]	1,359,617
1,117,556	Series 2020-VKNG, Class E, 4.92% (1-Month USD Libor+210 basis points), 10/15/2037[2,3]	1,041,184
1,400,000	Series 2021-VINO, Class E, 4.77% (1-Month USD Libor+195 basis points), 5/15/2038[2,3]	1,287,731
1,587,971	Series 2021-SOAR, Class F, 5.17% (1-Month USD Libor+235 basis points), 6/15/2038[2,3]	1,456,495
1,400,193	Series 2021-XL2, Class F, 5.06% (1-Month USD Libor+224 basis points), 10/15/2038[2,3]	1,289,204
1,027,208	Series 2022-LP2, Class E, 5.53% (1-Month Term SOFR+261 basis points), 2/15/2039[2,3]	950,398
600,000	CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F, 5.37% (1-Month USD Libor+255 basis points), 12/15/2037[2,3]	559,049
595,016	Cantor Commercial Real Estate Lending Series 2019-CF1, Class A1, 2.85%, 5/15/2052[1]	585,062
2,335,458	CFCRE Commercial Mortgage Trust Series 2016-C3, Class XA, 1.14%, 1/10/2048[1,8,9]	60,871
1,965,981	Cold Storage Trust Series 2020-ICE5, Class E, 5.58% (1-Month USD Libor+277 basis points), 11/15/2037[2,3]	1,894,604
	COMM Mortgage Trust
1,191,054	Series 2013-CR12, Class A3, 3.76%, 10/10/2046[1]	1,176,319
875,392	Series 2014-CR19, Class XA, 1.09%, 8/10/2047[1,8,9]	11,468
1,530,000	Series 2015-DC1, Class AM, 3.72%, 2/10/2048[1]	1,447,147
	CSMC Trust
7,217,865	Series 2020-NET, Class X, 1.38%, 8/15/2037[3,8]	219,654
1,400,000	Series 2020-NET, Class B, 2.82%, 8/15/2037[3]	1,263,405
2,484,708	Extended Stay America Trust Series 2021-ESH, Class C, 4.52% (1-Month USD Libor+170 basis points), 7/15/2038[2,3]	2,388,199
8,119,813	Fannie Mae-Aces Series 2014-M8, Class X2, 0.41%, 6/25/2024[8,9]	27,031
	Freddie Mac Multifamily Structured Pass-Through Certificates
4,600,000	Series K723, Class XAM, 0.96%, 9/25/2023[1,8,9]	31,735

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$4,241,266	Series K044, Class X1, 0.87%, 1/25/2025[1,8,9]	$59,403
900,000	Series K043, Class X3, 1.69%, 2/25/2043[1,8,9]	30,360
2,900,000	Series K046, Class X3, 1.56%, 4/25/2043[1,8,9]	91,971
900,000	Series K050, Class X3, 1.61%, 10/25/2043[1,8,9]	34,433
1,100,000	Series K052, Class X3, 1.67%, 1/25/2044[1,8,9]	47,673
1,721,882	Series K097, Class X3, 2.09%, 9/25/2046[1,8,9]	184,372
	Government National Mortgage Association
3,355,412	Series 2013-139, Class IO, 0.25%, 10/16/2054[1,8,9]	57,482
333,548	Series 2013-175, Class IO, 0.21%, 5/16/2055[1,8,9]	1,899
169,116	Series 2014-120, Class IO, 0.49%, 4/16/2056[1,8,9]	1,988
2,638,975	Series 2017-185, Class IO, 0.53%, 4/16/2059[1,8,9]	96,568
3,332,071	Series 2017-169, Class IO, 0.59%, 1/16/2060[1,8,9]	122,464
2,281,026	Series 2018-41, Class IO, 0.63%, 5/16/2060[1,8,9]	94,521
3,565,702	Series 2018-52, Class IO, 0.60%, 7/16/2060[1,8,9]	155,122
1,429,352	Series 2019-8, Class IO, 0.83%, 11/16/2060[1,8,9]	81,109
18,898,063	Series 2020-8, Class IO, 0.53%, 1/16/2062[1,8,9]	875,317
1,474,455	Life Mortgage Trust Series 2021-BMR, Class F, 5.17% (1-Month USD Libor+235 basis points), 3/15/2038[2,3]	1,351,595
600,000	MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 5.42% (1-Month USD Libor+260 basis points), 4/15/2038[2,3]	556,995
2,000,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12, Class AS, 4.48%, 10/15/2046[1,8]	1,968,156
34,728	Morgan Stanley Capital Series 2017-HR2, Class A2, 3.34%, 12/15/2050[1]	34,583
1,500,000	MTN Commercial Mortgage Trust Series 2022-LPFL, Class E, 7.13% (1-Month Term SOFR+429 basis points), 3/15/2039[2,3]	1,423,924
1,429,420	OPG Trust Series 2021-PORT, Class F, 4.77% (1-Month USD Libor+195 basis points), 10/15/2036[2,3]	1,280,438
1,500,000	SMRT Series 2022-MINI, Class E, 5.54% (1-Month Term SOFR+270 basis points), 1/15/2039[2,3]	1,376,095
1,400,000	SREIT Trust Series 2021-MFP, Class F, 5.44% (1-Month USD Libor+262 basis points), 11/15/2038[2,3]	1,301,573
12,178,815	UBS Commercial Mortgage Trust Series 2019-C18, Class XA, 1.16%, 12/15/2052[1,8,9]	579,517
2,261,881	Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class XA, 0.92%, 9/15/2058[1,8,9]	40,906
	WFRBS Commercial Mortgage Trust
1,500,000	Series 2014-C19, Class AS, 4.27%, 3/15/2047[1]	1,459,320
3,200,000	Series 2014-C21, Class XB, 0.80%, 8/15/2047[1,8,9]	38,534
1,000,000	Series 2014-C21, Class AS, 3.89%, 8/15/2047[1]	957,220
815,000	Series 2014-C25, Class AS, 3.98%, 11/15/2047[1]	778,125

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$6,400,000	Series 2014-C22, Class XB, 0.50%, 9/15/2057[1,8,9]	$46,675
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $44,625,461)	41,573,735
	CORPORATE BONDS — 53.0%
	COMMUNICATIONS — 2.6%
4,500,000	AT&T, Inc. 3.62% (SOFR Index+64 basis points), 3/25/2024[1,2]	4,473,126
779,000	Level 3 Financing, Inc. 4.62%, 9/15/2027[1,3]	652,568
2,565,000	NBN Co., Ltd. 0.88%, 10/8/2024[1,3,7]	2,355,139
500,000	Netflix, Inc. 4.38%, 11/15/2026	471,935
	NTT Finance Corp.
1,710,000	0.37%, 3/3/2023[3,7]	1,682,526
2,140,000	0.58%, 3/1/2024[3,7]	2,017,872
1,505,000	T-Mobile USA, Inc. 2.25%, 2/15/2026[1]	1,346,644
2,000,000	Warnermedia Holdings, Inc. 3.53%, 3/15/2024[1,3]	1,931,970
		14,931,780
	CONSUMER DISCRETIONARY — 3.8%
750,000	AMN Healthcare, Inc. 4.62%, 10/1/2027[1,3]	672,812
1,430,000	Aptiv PLC / Aptiv Corp. 2.40%, 2/18/2025[1,7]	1,334,576
	BMW U.S. Capital LLC
1,600,000	3.49% (SOFR Index+53 basis points), 4/1/2024[2,3]	1,592,512
2,000,000	2.77% (SOFR Index+38 basis points), 8/12/2024[2,3]	1,980,218
	ERAC USA Finance LLC
1,500,000	3.30%, 10/15/2022[3]	1,499,340
3,500,000	2.70%, 11/1/2023[1,3]	3,406,701
2,000,000	General Motors Financial Co., Inc. 3.58% (SOFR Rate+62 basis points), 10/15/2024[2]	1,940,336
500,000	Hilton Domestic Operating Co., Inc. 5.37%, 5/1/2025[1,3]	488,963
3,000,000	Hyundai Capital America 1.00%, 9/17/2024[3]	2,741,760
1,488,000	International Game Technology PLC 4.13%, 4/15/2026[1,3,7]	1,359,972
600,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 5.25%, 4/15/2024[3]	583,698
276,000	Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8.00%, 9/20/2025[1,3,7]	277,609
140,000	Taylor Morrison Communities, Inc. / Monarch Communities, Inc. 5.87%, 4/15/2023[1,3,7]	140,190

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
	Toyota Motor Credit Corp.
$2,000,000	3.33% (SOFR Rate+35 basis points), 6/13/2023[2]	$1,996,124
1,640,000	2.84% (SOFR Rate+29 basis points), 9/13/2024[2]	1,625,827
480,000	United Airlines, Inc. 4.38%, 4/15/2026[1,3]	428,400
		22,069,038
	CONSUMER STAPLES — 0.9%
1,000,000	7-Eleven, Inc. 0.80%, 2/10/2024[1,3]	945,503
	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
500,000	3.50%, 2/15/2023[1,3]	494,375
400,000	3.25%, 3/15/2026[1,3]	351,280
474,000	Darling Ingredients, Inc. 5.25%, 4/15/2027[1,3]	447,065
1,000,000	General Mills, Inc. 3.75% (3-Month USD Libor+101 basis points), 10/17/2023[2]	1,005,053
2,000,000	Liberty Mutual Group, Inc. 4.25%, 6/15/2023[3]	1,981,298
		5,224,574
	ENERGY — 2.1%
	Buckeye Partners LP
307,000	4.13%, 3/1/2025[1,3]	280,982
908,000	3.95%, 12/1/2026[1]	791,940
3,000,000	ConocoPhillips Co. 2.13%, 3/8/2024[1]	2,896,851
859,000	CrownRock LP / CrownRock Finance, Inc. 5.62%, 10/15/2025[1,3]	820,345
	DCP Midstream Operating LP
520,000	3.88%, 3/15/2023[1]	513,500
513,000	5.38%, 7/15/2025[1]	498,193
149,000	5.62%, 7/15/2027[1]	143,954
192,000	Devon Energy Corp. 5.25%, 9/15/2024[1]	191,980
	Energy Transfer LP
2,000,000	3.45%, 1/15/2023[1]	1,989,550
320,000	4.25%, 3/15/2023[1]	319,148
	EQT Corp.
689,000	6.12%, 2/1/2025[1]	689,882
777,000	3.13%, 5/15/2026[1,3]	708,170
	PDC Energy, Inc.
259,000	6.12%, 9/15/2024[1]	254,886
882,000	5.75%, 5/15/2026[1]	815,974
1,000,000	Western Midstream Operating LP 3.95%, 6/1/2025[1]	940,000

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$165,000	Williams Cos., Inc. 3.70%, 1/15/2023[1]	$164,880
		12,020,235
	FINANCIALS — 31.4%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2,000,000	1.15%, 10/29/2023[7]	1,900,160
2,000,000	1.65%, 10/29/2024[1,7]	1,827,726
	American Express Co.
2,477,000	3.69% (3-Month USD Libor+65 basis points), 2/27/2023[1,2]	2,477,446
860,000	3.55% (3-Month USD Libor+75 basis points), 8/3/2023[1,2]	860,564
1,620,000	3.89% (SOFR Rate+93 basis points), 3/4/2025[1,2]	1,618,446
577,000	Avolon Holdings Funding Ltd. 3.95%, 7/1/2024[1,3,7]	545,975
	Bank of America Corp.
2,000,000	3.00% (3-Month USD Libor+79 basis points), 12/20/2023[1,8]	1,989,446
3,000,000	3.74% (3-Month USD Libor+96 basis points), 7/23/2024[1,2]	3,002,907
2,000,000	3.03% (SOFR Rate+69 basis points), 4/22/2025[1,2]	1,967,022
2,000,000	3.84% (SOFR Rate+111 basis points), 4/25/2025[1,8]	1,944,068
	Bank of Montreal
4,000,000	2.48% (SOFR Index+27 basis points), 4/14/2023[2,7]	3,990,252
2,000,000	2.87% (SOFR Index+27 basis points), 9/15/2023[2,7]	1,984,064
2,000,000	Bank of New York Mellon Corp. 2.56% (SOFR Rate+26 basis points), 4/26/2024[1,2]	1,989,716
	Bank of Nova Scotia
3,000,000	3.16% (SOFR Index+55 basis points), 9/15/2023[2,7]	2,989,404
3,000,000	2.66% (SOFR Index+45 basis points), 4/15/2024[2,7]	2,971,893
	Barclays PLC
2,733,000	4.30% (3-Month USD Libor+138 basis points), 5/16/2024[1,2,7]	2,731,065
1,330,000	1.01% (USD 1 Year Tsy+80 basis points), 12/10/2024[1,7,8]	1,251,940
3,000,000	Canadian Imperial Bank of Commerce 3.18% (SOFR Rate+34 basis points), 6/22/2023[2,7]	2,993,094
	Capital One Financial Corp.
2,000,000	2.60%, 5/11/2023[1]	1,976,804
1,500,000	4.17% (SOFR Rate+137 basis points), 5/9/2025[1,8]	1,459,371
4,665,000	Charles Schwab Corp. 3.15% (SOFR Index+50 basis points), 3/18/2024[1,2]	4,642,888
	Citigroup, Inc.
4,240,000	4.10% (3-Month USD Libor+102 basis points), 6/1/2024[1,2]	4,243,850
2,000,000	3.08% (SOFR Rate+67 basis points), 5/1/2025[1,2]	1,965,524
2,000,000	3.65% (SOFR Rate+69 basis points), 1/25/2026[1,2]	1,949,532
2,000,000	5.61% (SOFR Index+155 basis points), 9/29/2026[1,8]	1,989,408
1,000,000	Citizens Bank N.A. 4.59% (3-Month USD Libor+95 basis points), 3/29/2023[1,2]	999,872
4,000,000	Cooperatieve Rabobank UA 2.55% (SOFR Index+38 basis points), 1/10/2025[2,7]	3,951,028

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Credit Suisse Group A.G.
$2,000,000	4.48% (3-Month USD Libor+124 basis points), 6/12/2024[1,2,3,7]	$1,977,518
2,000,000	3.70%, 2/21/2025[7]	1,877,512
	Danske Bank A/S
2,000,000	4.30% (3-Month USD Libor+106 basis points), 9/12/2023[2,3,7]	1,989,652
2,000,000	1.17% (USD 1 Year Tsy+103 basis points), 12/8/2023[1,3,7,8]	1,981,546
2,000,000	Deutsche Bank A.G. 0.90%, 5/28/2024[7]	1,847,722
2,375,000	Fidelity National Information Services, Inc. 0.37%, 3/1/2023	2,335,290
323,000	Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/1/2025[1,3]	303,430
	Goldman Sachs Group, Inc.
1,870,000	3.71% (3-Month USD Libor+75 basis points), 2/23/2023[2]	1,869,224
3,000,000	2.95% (SOFR Rate+54 basis points), 11/17/2023[1,2]	2,992,056
2,000,000	1.76% (SOFR Rate+73 basis points), 1/24/2025[1,8]	1,900,524
	HSBC Holdings PLC
3,000,000	3.96% (3-Month USD Libor+100 basis points), 5/18/2024[1,2,7]	2,963,463
1,957,000	0.73% (SOFR Rate+53 basis points), 8/17/2024[1,7,8]	1,865,947
1,120,000	2.98% (SOFR Rate+58 basis points), 11/22/2024[1,2,7]	1,086,407
1,110,000	Huntington National Bank 4.01% (SOFR Rate+120 basis points), 5/16/2025[1,8]	1,087,330
3,000,000	ING Groep N.V. 4.62% (SOFR Index+164 basis points), 3/28/2026[1,2,7]	2,964,852
	JPMorgan Chase & Co.
3,075,000	3.21% (SOFR Rate+58 basis points), 3/16/2024[1,2]	3,052,952
4,000,000	3.67% (3-Month USD Libor+89 basis points), 7/23/2024[1,2]	4,000,580
3,000,000	3.88% (SOFR Rate+92 basis points), 2/24/2026[1,2]	2,953,116
3,000,000	KeyBank N.A. 2.91% (SOFR Index+32 basis points), 6/14/2024[1,2]	2,972,979
2,000,000	Macquarie Bank Ltd. 4.27% (SOFR Rate+131 basis points), 3/21/2025[2,3,7]	2,009,382
2,000,000	Macquarie Group Ltd. 2.92% (SOFR Rate+71 basis points), 10/14/2025[1,2,3,7]	1,952,762
2,000,000	MassMutual Global Funding II 2.54% (SOFR Rate+27 basis points), 10/21/2024[2,3]	1,977,454
	Metropolitan Life Global Funding I
660,000	2.77% (SOFR Rate+57 basis points), 1/13/2023[2,3]	659,892
3,000,000	3.26% (SOFR Rate+30 basis points), 9/27/2024[2,3]	2,962,194
	Mitsubishi UFJ Financial Group, Inc.
2,294,000	3.84% (3-Month USD Libor+74 basis points), 3/2/2023[2,7]	2,293,043
1,500,000	5.06% (USD 1 Year Tsy+155 basis points), 9/12/2025[1,7,8]	1,484,280
	Morgan Stanley
3,000,000	0.53% (SOFR Rate+46 basis points), 1/25/2024[1,8]	2,951,247
3,000,000	3.00% (SOFR Rate+62 basis points), 1/24/2025[1,2]	2,944,539
2,000,000	1.16% (SOFR Rate+56 basis points), 10/21/2025[1,8]	1,822,226

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$2,000,000	3.91% (SOFR Rate+95 basis points), 2/18/2026[1,2]	$1,964,280
1,014,000	MPT Operating Partnership LP / MPT Finance Corp. 5.00%, 10/15/2027[1]	876,350
1,765,000	National Bank of Canada 3.45% (SOFR Rate+49 basis points), 8/6/2024[2,7]	1,741,300
1,000,000	NatWest Group PLC 5.19% (3-Month USD Libor+155 basis points), 6/25/2024[1,2,7]	997,635
1,000,000	NatWest Markets PLC 4.41% (SOFR Rate+145 basis points), 3/22/2025[2,3,7]	995,775
758,000	Navient Corp. 6.12%, 3/25/2024	738,103
	New York Life Global Funding
2,940,000	2.59% (SOFR Rate+22 basis points), 2/2/2023[2,3]	2,936,325
2,000,000	2.61% (SOFR Rate+31 basis points), 4/26/2024[2,3]	1,985,366
2,000,000	2.54% (SOFR Index+33 basis points), 1/14/2025[2,3]	1,973,030
1,200,000	Northwestern Mutual Global Funding 3.31% (SOFR Rate+33 basis points), 3/25/2024[2,3]	1,190,089
	OneMain Finance Corp.
500,000	5.62%, 3/15/2023	497,500
371,000	3.50%, 1/15/2027[1]	288,999
1,300,000	Protective Life Global Funding 1.08%, 6/9/2023[3]	1,267,631
703,000	RLJ Lodging Trust LP 3.75%, 7/1/2026[1,3]	600,404
5,000,000	Royal Bank of Canada 2.72% (SOFR Index+36 basis points), 7/29/2024[2,7]	4,939,330
1,000,000	Santander Holdings USA, Inc. 3.40%, 1/18/2023[1]	995,790
727,000	SLM Corp. 4.20%, 10/29/2025[1]	650,796
	Standard Chartered PLC
1,175,000	1.32% (USD 1 Year Tsy+117 basis points), 10/14/2023[1,3,7,8]	1,173,831
1,500,000	0.99% (USD 1 Year Tsy+78 basis points), 1/12/2025[1,3,7,8]	1,404,644
2,000,000	3.35% (SOFR Rate+93 basis points), 11/23/2025[1,2,3,7]	1,965,188
2,094,000	Sumitomo Mitsui Financial Group, Inc. 3.48% (3-Month USD Libor+74 basis points), 1/17/2023[2,7]	2,095,194
	Toronto-Dominion Bank
1,175,000	2.82% (SOFR Rate+48 basis points), 1/27/2023[2,7]	1,174,751
2,000,000	2.69% (SOFR Rate+22 basis points), 6/2/2023[2,7]	1,992,882
1,000,000	3.43% (SOFR Rate+45 basis points), 9/28/2023[2,7]	997,559
2,000,000	2.58% (SOFR Rate+41 basis points), 1/10/2025[2,7]	1,964,606
3,000,000	Truist Bank 2.42% (SOFR Rate+20 basis points), 1/17/2024[1,2]	2,970,270
3,000,000	Truist Financial Corp. 2.92% (SOFR Rate+40 basis points), 6/9/2025[1,2]	2,938,644

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$5,000,000	UBS A.G. 2.74% (SOFR Rate+36 basis points), 2/9/2024[2,3,7]	$4,974,000
	VICI Properties LP / VICI Note Co., Inc.
1,000,000	5.62%, 5/1/2024[1,3]	982,750
888,000	3.50%, 2/15/2025[1,3]	819,840
800,000	4.25%, 12/1/2026[1,3]	721,870
2,000,000	Wells Fargo & Co. 3.91% (SOFR Rate+132 basis points), 4/25/2026[1,8]	1,911,616
3,000,000	Westpac Banking Corp. 2.71% (SOFR Rate+30 basis points), 11/18/2024[2,7]	2,966,859
		180,985,791
	HEALTH CARE — 3.2%
835,000	Astrazeneca Finance LLC 0.70%, 5/28/2024[1]	782,316
3,930,000	AstraZeneca PLC 3.61% (3-Month USD Libor+67 basis points), 8/17/2023[2,7]	3,932,924
1,500,000	Bayer U.S. Finance II LLC 3.88%, 12/15/2023[1,3]	1,471,903
	Cigna Corp.
535,000	3.00%, 7/15/2023[1]	528,477
2,100,000	0.61%, 3/15/2024[1]	1,977,352
	IQVIA, Inc.
510,000	5.00%, 10/15/2026[1,3]	485,957
1,000,000	5.00%, 5/15/2027[1,3]	932,500
1,700,000	PerkinElmer, Inc. 0.55%, 9/15/2023[1]	1,626,247
1,665,000	Royalty Pharma PLC 0.75%, 9/2/2023[7]	1,594,369
	Thermo Fisher Scientific, Inc.
3,000,000	2.57% (SOFR Index+35 basis points), 4/18/2023[1,2]	2,995,953
2,000,000	2.75% (SOFR Index+53 basis points), 10/18/2024[1,2]	1,978,162
		18,306,160
	INDUSTRIALS — 4.0%
913,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 4.13%, 8/15/2026[1,3,7]	753,225
	Boeing Co.
1,500,000	4.51%, 5/1/2023[1]	1,494,750
3,000,000	1.43%, 2/4/2024[1]	2,850,432
2,000,000	Caterpillar Financial Services Corp. 2.65% (SOFR Rate+24 basis points), 5/17/2024[2]	1,989,820
	Daimler Trucks Finance North America LLC
3,000,000	3.56% (SOFR Rate+60 basis points), 12/14/2023[2,3]	2,984,871
2,000,000	3.71% (SOFR Rate+75 basis points), 12/13/2024[2,3]	1,975,344

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	INDUSTRIALS (Continued)
$542,000	Herc Holdings, Inc. 5.50%, 7/15/2027[1,3]	$493,247
	Penske Truck Leasing Co. Lp / PTL Finance Corp.
3,000,000	4.12%, 8/1/2023[1,3]	2,971,551
2,737,000	2.70%, 11/1/2024[1,3]	2,579,623
2,000,000	Rockwell Automation, Inc. 0.35%, 8/15/2023[1]	1,929,660
2,460,000	Siemens Financieringsmaatschappij N.V. 3.39% (SOFR Rate+43 basis points), 3/11/2024[2,3,7]	2,450,797
352,000	Spirit AeroSystems, Inc. 5.50%, 1/15/2025[1,3]	332,640
		22,805,960
	MATERIALS — 0.6%
425,000	Freeport-McMoRan, Inc. 3.88%, 3/15/2023[1]	422,356
1,665,000	Glencore Funding LLC 4.12%, 3/12/2024[1,3]	1,636,166
598,000	INEOS Quattro Finance PLC 3.38%, 1/15/2026[1,3,7]	497,835
1,000,000	International Flavors & Fragrances, Inc. 3.20%, 5/1/2023[1]	993,298
		3,549,655
	TECHNOLOGY — 1.3%
	Hewlett Packard Enterprise Co.
1,000,000	4.45%, 10/2/2023[1]	995,649
2,000,000	1.45%, 4/1/2024[1]	1,898,888
2,000,000	Oracle Corp. 2.40%, 9/15/2023[1]	1,951,400
3,000,000	Skyworks Solutions, Inc. 0.90%, 6/1/2023[1]	2,910,525
		7,756,462
	UTILITIES — 3.1%
1,750,000	Atmos Energy Corp. 3.57% (3-Month USD Libor+38 basis points), 3/9/2023[1,2]	1,747,155
182,000	Calpine Corp. 5.25%, 6/1/2026[1,3]	171,562
4,000,000	Dominion Energy, Inc. 3.82% (3-Month USD Libor+53 basis points), 9/15/2023[1,2]	3,981,352
1,100,000	Entergy Louisiana LLC 0.95%, 10/1/2024[1]	1,020,248
2,240,000	Eversource Energy 2.65% (SOFR Index+25 basis points), 8/15/2023[2]	2,228,050
	Florida Power & Light Co.
3,800,000	2.64% (SOFR Index+25 basis points), 5/10/2023[1,2]	3,788,402

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$1,905,000	2.55% (SOFR Index+38 basis points), 1/12/2024[1,2]	$1,889,415
	PPL Electric Utilities Corp.
1,875,000	3.89% (3-Month USD Libor+25 basis points), 9/28/2023[1,2]	1,867,438
1,055,000	3.32% (SOFR Rate+33 basis points), 6/24/2024[1,2]	1,040,428
		17,734,050
	TOTAL CORPORATE BONDS
	(Cost $313,348,531)	305,383,705
	MUNICIPAL BONDS — 0.5%
1,685,000	City of Houston TX Airport System Revenue 1.06%, 7/1/2023	1,643,411
500,000	City of Riverside CA 1.90%, 6/1/2023	491,440
595,000	County of San Bernardino CA 6.02%, 8/1/2023	602,029
	TOTAL MUNICIPAL BONDS
	(Cost $2,796,957)	2,736,880
	U.S. GOVERNMENT AND AGENCIES — 9.2%
	United States Treasury Note
5,000,000	2.75%, 11/15/2023	4,913,280
5,000,000	0.87%, 1/31/2024	4,777,735
10,000,000	2.25%, 3/31/2024	9,702,340
10,000,000	0.25%, 5/15/2024	9,370,700
10,000,000	3.25%, 8/31/2024	9,822,270
10,000,000	2.75%, 2/28/2025	9,653,130
5,000,000	3.50%, 9/15/2025	4,898,830
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $53,793,491)	53,138,285

Number of Shares
	SHORT-TERM INVESTMENTS — 8.0%
45,944,214	Goldman Sachs Financial Square Government Fund - Institutional Class 2.88%[10]	45,944,214
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $45,944,214)	45,944,214
	TOTAL INVESTMENTS — 99.2%
	(Cost $591,164,914)	571,099,644
	Other Assets in Excess of Liabilities — 0.8%	4,834,672
	TOTAL NET ASSETS — 100.0%	$575,934,316

LLC – Limited Liability Company
LP – Limited Partnership
IO – Interest Only
MTN – Medium Term Note
PLC – Public Limited Company

[1]Callable.

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

[2]Floating rate security.
[3]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $206,358,824, which represents 35.8% of total net assets of the Fund.
[4]All or a portion of the loan is unfunded.
[5]Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[6]Denotes investments purchased on a when-issued or delayed delivery basis.
[7]Foreign security denominated in U.S. Dollars.
[8]Variable rate security. Rate shown is the rate in effect as of September 30, 2022.
[9]Interest-only security.
[10]The rate is the annualized seven-day yield at period end.